Opportunistic Fixed Income Trust Expense Example - Opportunistic Fixed Income Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,200
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,431
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	$ 1,142